Concentration - Schedule of Concentration Risk Percentage (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	47.00%			[1]
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	39.00%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk		[1]	29.00%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	86.00%		29.00%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	100.00%				100.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	100.00%				100.00%
Product Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	25.00%
Product Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk		[1]	96.00%
Product Concentration Risk [Member] | Supplier [Member] | Purchase [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	25.00%		96.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	32.00%	[1]			30.00%
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	73.00%				79.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	40.00%				20.00%	[1]
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk					15.00%	[1]
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk					14.00%	[1]

[1]	Represent percentage less than 10%